Harbor International Small Cap Fund Average Annual Total Returns			12 Months Ended		60 Months Ended		82 Months Ended	119 Months Ended	120 Months Ended	456 Months Ended
		Oct. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [1]	Dec. 31, 2025 [1]
MSCI EAFE (ND) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			31.22%	[1],[2]	8.92%	[1],[2]	9.33%	8.99% [2]	8.18%	5.91%
MSCI EAFE Small Cap (ND) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]		31.83%		5.62%			8.30%
Retirement Class
Prospectus [Line Items]
Average Annual Return, Percent			24.90%		7.82%			8.58%
Performance Inception Date		Feb. 01, 2016
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			24.76%		7.74%			8.51%
Performance Inception Date		Feb. 01, 2016
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			21.97%		6.48%			7.67%
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			16.21%		5.97%			6.88%
Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent			24.48%		7.48%			8.23%
Performance Inception Date		Feb. 01, 2016
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			24.34%		7.37%			8.11%
Performance Inception Date		Feb. 01, 2016

[1]	Since Inception return based on the inception date of the Institutional Class shares.
[2]	This index represents a broad measure of market performance.
[3]	The Advisor considers this index to be representative of the Fund’s principal investment strategies and therefore the appropriate benchmark index for the Fund for performance comparison purposes.